1875 K Street, NW
Washington, DC 20006

Tel: 202 303 1000
Fax: 202 303 2000

July 17, 2007

VIA EDGAR

Securities and Exchange Commission
100 F St., N.E.
Washington, D.C. 20549

Re:                               RSI Retirement Trust

Preliminary Proxy Materials

File No. 2-95074

Ladies and Gentlemen:

On behalf of RSI Retirement Trust (the “Trust”), we hereby transmit for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934 preliminary proxy materials (collectively, the “Preliminary Proxy”) whereby the Trust will seek shareholder approval of the following four proposals:

1.             To consider and vote upon Amendments to the Trust’s Agreement and Declaration of Trust that would remove Individual Retirement Accounts (“IRAs”) and defined contribution plans (“DC Plans”), which include 401(k) plans, as eligible investors in the Trust and permit the Trust to redeem at net asset value units held in an IRA or a DC Plan;

2.             To consider and vote on an Amendment to the Trust’s Agreement and Declaration of Trust that would allow the Trustees to apply for termination of the Trust’s registration with the Securities and Exchange Commission when permitted by law;

3.             To elect two (2) Trustees; and

4              To consider ratification or rejection of the selection of Anchin, Block & Anchin LLP as independent accountants of the Trust.

The Trust is currently registered under the Investment Company Act of 1940 as an open-end management investment company, but the removal of the IRAs and DC Plans contemplated by the first proposal would reduce the number of shareholders to well under 100.

With respect to proposals 1 and 2, we invite your attention to a recent precedent (2005-2006) in which a registrant filed proxy materials containing proposals similar to the ones included in the Preliminary Proxy and, after receiving shareholder approval, and filing Form N-8F, was granted an order of deregistration by the Commission.  As stated in the Trust’s Preliminary Proxy, if both proposals are approved by unitholders, the Trust expects to proceed in the manner of the aforementioned precedent, and eliminate its

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IRA and DC Plans, apply for deregistration, and continue operations as a private investment company.1 We do not believe any novel issues are raised by the proposals included in this filing.

If you have any questions regarding the foregoing, please call me at (202) 303-1262 or Anthony Vertuno of this office at (202) 303-1203.

Sincerely,

/s/ David Joire

David Joire

cc:                                 Stephen P. Pollak, Esq., RSI Retirement Trust

Anthony A. Vertuno, Esq., Willkie Farr & Gallagher LLP

1              See Progressive Capital Accumulation Trust (File No. 811-972), Definitive Proxy Statement, filed August 10, 2005 (“Progressive Capital Proxy”).  In the Progressive Capital Proxy, the registrant, an open-end management investment company, sought shareholder approval to: (1) redeem accounts that were deemed minimally cost efficient to maintain; and (2) abandon the registrant’s registration statement with the Commission or terminate the Trust.  After receiving shareholder approval of the proposals, the registrant sought to abandon its registration statement by filing with the Commission an application for deregistration stating its intention to continue operations as a private investment company.  See Progressive Capital Accumulation Trust, Form N-8F, filed on February 10, 2006, as amended March 14, 2006.  Its application was granted by the Commission on April 26, 2006.  See Investment Company Act Releases No. 27277 (Mar. 31, 2006) (Notice) and No. 27295 (Apr. 26, 2006) (Order).

We are aware of another recent instance in which an open-end management investment company applied for deregistration with the intent to continue operations as a private investment company.  See The Scott James Fund, Inc. (File No. 811-9809), Form N-8F, filed on June 18, 2004, as amended September 27, 2004, December 1, 2004, and January 11, 2005.  Its application was granted by the Commission on February 25, 2005.  See Investment Company Act Releases No. 26742 (Jan. 28, 2005) (Notice) and No. 26772 (Feb. 25, 2005) (Order).